Selected Statements of Operations Data (Details) - Summary of financial income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income:
Interest on bank deposits and other	$ 2,535	$ 406	$ 69
Exchange rate differences, net		87
Realized gain on sale of marketable securities, net	271		34
Interest on marketable securities	1,975	2,107	1,896
Amortization of premium and accretion of discount on marketable securities, net	112
Total financial income	4,893	2,600	1,999
Financial expenses:
Bank charges	(405)	(299)	(244)
Exchange rate differences, net	(1,175)		(757)
Realized loss on sale of marketable securities, net		(480)
Amortization of premium and accretion of discount on marketable securities, net		(388)	(546)
Total financial expenses	(1,580)	(1,167)	(1,547)
Total financial expense (income):	$ 3,313	$ 1,433	$ 452